MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
MARKETABLE SECURITIES
Amortized cost	$ 33,299	$ 77,976
Gross unrealized gains	0	0
Gross unrealized losses	(1,355)	(4,806)
Fair value	31,944	73,170
Maturing within one year
MARKETABLE SECURITIES
Gross unrealized losses	0	0
Fair value	0	0
Maturing between one to five years
MARKETABLE SECURITIES
Gross unrealized losses	(1,355)	(4,806)
Fair value	31,944	73,170
Corporate bonds | Maturing within one year
MARKETABLE SECURITIES
Amortized cost	3,241	6,128
Gross unrealized gains	0	0
Gross unrealized losses	(22)	(163)
Fair value	3,219	5,965
Corporate bonds | Maturing between one to five years
MARKETABLE SECURITIES
Amortized cost	28,343	69,137
Gross unrealized gains	0	0
Gross unrealized losses	(1,250)	(4,476)
Fair value	27,093	64,661
Government bonds | Maturing within one year
MARKETABLE SECURITIES
Amortized cost		967
Gross unrealized gains		0
Gross unrealized losses		(10)
Fair value		957
Government bonds | Maturing between one to five years
MARKETABLE SECURITIES
Amortized cost	1,715	1,744
Gross unrealized gains	0	0
Gross unrealized losses	(83)	(157)
Fair value	$ 1,632	$ 1,587